Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss attributable to SQL Technologies Corp.	$ (19,328,227)	$ (43,772,249)	$ (98,447,858)	$ (26,890,210)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	15,404	13,006	26,483	22,464
Allowance for doubtful accounts	18,996
Amortization of debt issue costs		14,605	14,605	147,341
Amortization of debt discount		474,283	474,283	2,100,957
Amortization of patent	5,105	3,679	7,958	5,347
Amortization of GE trademark license	1,213,044	1,217,392	2,448,162	2,441,471
Change in fair value of derivative liabilities	13,015,171	35,461,616	43,634,481	19,416,295
Derivative expense	2,259,028	4,963,451	9,678,390
Loss on debt extinguishment	1,260,000		41,129,336
Loss (Gain) on debt forgiveness			(2,949,714)	(209,604)
Stock options issued for services - related parties		133,250	931,000	173,688
Change in operating assets and liabilities:
Accounts receivable	(504,964)	(1,079,819)	(562,515)	(234,309)
Prepaid expenses	(15,611)	(4,560)	(5,460)	(6,126)
Inventory	(226,333)	(2,175,029)	(2,137,177)	(263,871)
Royalty payable	(356,017)	(243,869)	(493,432)	(204,147)
Other	188,043	(8,115)	(167,356)	(32,822)
Accounts payable & accrued expenses	290,121	533,603	252,367	(233,944)
Net cash used in operating activities	(2,166,240)	(4,468,756)	(6,166,446)	(3,767,470)
Cash flows from investing activities:
Purchase of property & equipment	(68,820)	(10,837)	(12,567)	(17,376)
Payment of patent costs	(36,435)	(19,455)	(31,127)	(42,102)
Net cash used in investing activities	(105,255)	(30,292)	(43,694)	(59,478)
Cash flows from financing activities:
Repayments of convertible notes	(200,000)	(940,000)	(4,314,233)
Reduction of Notes converted to Preferred Stock			3,264,233
Payments of contingent consideration	100,000
Proceeds from note payable	1,665,178	2,653,625	5,293,016
Proceeds from note payable - related party		500,000	500,000
Stock issued in exchange for interest		157,523	158,312	429,646
Stock issued in exchange for principal		40,000	150,000
Dividends paid	(85,745)		(30,966)
Repayments of notes	(1,498,266)	(55,835)	(2,295,202)	(103,351)
Repayments of notes - related party		(300,000)	(300,000)
Proceeds from the exercise of options	78,000
Proceeds from the exercise of warrants	5,000,000
Proceeds from issuance of stock	287,000	7,055,000	7,460,000	2,710,032
Net cash provided by financing activities	5,346,167	9,110,313	9,885,160	3,036,327
Increase cash and cash equivalents	3,074,672	4,611,265	3,675,020	(790,621)
Cash and cash equivalents at beginning of period	4,125,888	450,868	450,868	1,241,489
Cash and cash equivalents at end of period	7,200,560	5,062,133	4,125,888	450,868
Supplementary disclosure of non-cash financing activities:
Reduction in principal balance of notes from escrow balance
Debt discount recorded on convertible debt accounted for as a derivative liability
Gain on debt extinguishment			2,949,714	209,604
Reclassification of derivative liability to additional paid-in-capital	7,061,434		50,437,681	189,613
Supplementary disclosure of cash flow information
Interest	$ 138,881	$ 220,485	$ 315,631	$ 563,637